Financial Instruments and Risk Management (Schedule of Maximum Exposure to Credit Risk for Trade Receivables by Geographic Region) (Details) - Credit risk [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	$ 1,365	$ 1,260
South America [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	413	390
Europe Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	341	310
Asia Region [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	311	278
North America Region Member
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	189	187
Israel [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	89	75
Other [Member]
Disclosure of financial instruments [Line Items]
Maximum exposure to credit risk	$ 22	$ 20